INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES [Abstract]
INVENTORIES

NOTE 10 - INVENTORIES

The composition of Inventories is as follows:

	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Technical stock	250,327	284,409
Non-technical stock	37,010	39,165
Total	287,337	323,574

The items included in this item correspond to spare parts and materials which will be used, mainly, in consumptions of on-board services and in own and third-party maintenance services; These are valued at their average acquisition cost net of their obsolescence provision according to the following detail:

	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Provision for obsolescence Technical stock	64,455	42,979
Provision for obsolescence Non-technical stock	5,785	4,651
Total	70,240	47,630

The resulting amounts do not exceed the respective net realization values.

As of December 31, 2021, the Company registered ThUS$ 47,362 (ThUS$ 55,507 as of December 31, 2020) in results, mainly related to on-board consumption and maintenance, which is part of the Cost of sales.